Business acquisitions and disposition (Tables)	6 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
Disclosure of detailed information about business combination
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2023
Cash consideration paid	145
Cash consideration payable	12
Contingent consideration	6
Total cost to be allocated	163
Trade and other receivables	23
Prepaid expenses	4
Finite-life intangibles	4
Other non-current assets	3
Trade payables and other liabilities	(15)
Contract liabilities	(3)
Debt due within one year	(5)
11
Cash and cash equivalents	1
Fair value of net assets acquired	12
Goodwill (1)	151
(1)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of cash-generating units (CGUs).
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	153
Total cost to be allocated	153
Other non-cash working capital	5
Property, plant and equipment	5
Indefinite-life intangible assets (1)	17
Finite-life intangible and other assets (2)	15
Trade payables and other liabilities	(17)
Contract liabilities	(5)
Deferred tax liabilities	(9)
11
Cash and cash equivalents	14
Fair value of net assets acquired	25
Goodwill (3)	128
(1)Consists of brand and digital assets.
(2)Consists mainly of customer relationships.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of cash-generating units.

Summary of assets and liabilities sold
The following table summarizes the carrying value of the assets and liabilities sold, which were previously classified as held for sale at March 31, 2023:

2023
Trade and other receivables	1
Prepaid expenses	1
Property, plant and equipment	179
Intangible assets	4
Goodwill	76
Total assets	261
Trade payables and other liabilities	10
Contract liabilities	3
Debt due within one year	11
Long-term debt	82
Deferred tax liabilities	3
Total liabilities	109
Non-controlling interest	23
Net assets sold	129